Quarterly Report
April 30, 2024
MFS®  Emerging Markets
Debt Fund
EMD-Q3

Portfolio of Investments
4/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer		Shares/Par	Value ($)
Bonds – 89.2%
Albania – 0.2%
Republic of Albania, 5.9%, 6/09/2028	EUR	10,663,000	$11,685,670
Republic of Albania, 3.5%, 11/23/2031		3,522,000	3,372,438
			$15,058,108
Angola – 1.7%
Republic of Angola, 8.75%, 4/14/2032 (n)		$24,759,000	$22,362,329
Republic of Angola, 8.75%, 4/14/2032		2,900,000	2,619,280
Republic of Angola, 9.375%, 5/08/2048 (n)		500,000	424,315
Republic of Angola, 9.375%, 5/08/2048		30,216,000	25,642,204
Republic of Angola, 9.125%, 11/26/2049 (n)		391,000	324,823
Republic of Angola, 9.125%, 11/26/2049		79,515,000	66,057,086
			$117,430,037
Argentina – 2.4%
Republic of Argentina, 3.625%, 7/09/2035		$112,178,000	$51,465,016
Republic of Argentina, 4.25%, 1/09/2038		81,432,000	41,495,692
Republic of Argentina, 3.5%, 7/09/2041		157,979,000	69,061,934
SCC Power PLC, 8% (8% Cash or 4% Cash and 4% PIK) to 6/15/2024, 8% Cash to 12/31/2028 (n)(p)		7,133,788	2,874,916
SCC Power PLC, 4% (4% Cash or 4% PIK) to 6/15/2024, 4% Cash to 5/17/2032 (n)(p)		3,864,132	502,337
			$165,399,895
Azerbaijan – 0.6%
Republic of Azerbaijan, 3.5%, 9/01/2032		$20,136,000	$16,607,931
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		23,370,000	23,458,806
			$40,066,737
Benin – 0.5%
Republic of Benin, 4.875%, 1/19/2032	EUR	9,902,000	$8,928,413
Republic of Benin, 4.95%, 1/22/2035		8,295,000	7,136,916
Republic of Benin, 7.96%, 2/13/2038 (n)		$15,301,000	14,436,800
Republic of Benin, 7.96%, 2/13/2038		1,600,000	1,509,632
			$32,011,761
Bermuda – 0.7%
Government of Bermuda, 2.375%, 8/20/2030 (n)		$16,826,000	$13,822,559
Government of Bermuda, 2.375%, 8/20/2030		7,333,000	6,024,060
Government of Bermuda, 5%, 7/15/2032 (n)		15,892,000	14,986,156
Government of Bermuda, 5%, 7/15/2032		700,000	660,100
Government of Bermuda, 3.375%, 8/20/2050 (n)		15,484,000	10,033,632
Government of Bermuda, 3.375%, 8/20/2050		2,100,000	1,360,800
			$46,887,307
Brazil – 4.8%
3R Lux S.à.r.l., 9.75%, 2/05/2031 (n)		$14,262,000	$14,996,241
3R Lux S.à r.l., 9.75%, 2/05/2031		700,000	736,038
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032		9,378,939	8,979,689
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)		4,274,000	4,145,132
Aegea Finance S.à r.l., 6.75%, 5/20/2029		700,000	678,894
Aegea Finance S.à r.l., 9%, 1/20/2031 (n)		9,918,000	10,378,632
Ambipar Lux S.à r.l., 9.875%, 2/06/2031 (n)		15,151,000	14,998,602
Ambipar Lux S.à r.l., 9.875%, 2/06/2031		700,000	692,959
Banco do Brasil S.A., 6%, 3/18/2031 (n)		10,421,000	10,096,907
Federative Republic of Brazil, 10%, 1/01/2025	BRL	88,983,000	17,082,149
Federative Republic of Brazil, 10%, 1/01/2027		230,016,000	43,352,917

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brazil – continued
Federative Republic of Brazil, 10%, 1/01/2029	BRL	263,621,000	$48,260,841
Federative Republic of Brazil, 10%, 1/01/2031		51,534,000	9,177,584
Federative Republic of Brazil, 6.125%, 3/15/2034		$7,541,000	7,210,680
Federative Republic of Brazil, 7.125%, 5/13/2054		23,586,000	22,529,248
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)		17,693,000	16,844,651
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031		10,611,000	8,736,445
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		10,932,691	9,471,947
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031		12,852,258	11,135,036
Minerva Luxembourg S.A., 8.875%, 9/13/2033 (n)		14,899,000	15,282,083
Nexa Resources S.A., 6.75%, 4/09/2034 (n)		11,063,000	11,101,167
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		16,701,000	16,640,450
Raizen Fuels Finance S.A., 6.45%, 3/05/2034		700,000	697,462
Raizen Fuels Finance S.A., 6.95%, 3/05/2054 (n)		6,658,000	6,481,103
Raizen Fuels Finance S.A., 6.95%, 3/05/2054		1,700,000	1,654,833
Samarco Mineracao S.A., 9.5%, 6/30/2031 (a)(p)		19,298,509	17,613,977
Sitios Latinoamerica, S.A.B. de C.V., 5.375%, 4/04/2032		11,565,000	10,566,695
			$339,542,362
Bulgaria – 0.6%
Bulgarian Energy Holdings, 2.45%, 7/22/2028	EUR	22,317,000	$21,201,639
Republic of Bulgaria, 4.875%, 5/13/2036		17,524,000	19,831,512
			$41,033,151
Chile – 4.3%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		$1,681,000	$1,637,077
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079		8,899,000	8,666,475
Agrosuper S.A., 4.6%, 1/20/2032		4,865,000	4,095,697
Agrosuper S.A., 4.6%, 1/20/2032 (n)		1,157,000	974,043
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)		12,245,937	8,927,352
Antofagasta PLC, 6.25%, 5/02/2034 (n)(w)		17,054,000	16,985,784
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)		11,434,000	11,127,739
Banco del Estado de Chile, 2.704%, 1/09/2025		11,498,000	11,190,025
Banco del Estado de Chile, 7.95% to 5/02/2029, FLR (CMT - 5yr. + 3.228%) to 11/02/2172 (n)(w)		12,745,000	12,840,588
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033 (n)		10,490,000	10,439,648
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033		10,158,000	10,109,242
Chile Electricity PEC S.p.A., 0%, 1/25/2028		8,809,381	6,928,578
Codelco, Inc. (Republic of Chile), 5.95%, 1/08/2034		1,900,000	1,841,927
Codelco, Inc. (Republic of Chile), 6.44%, 1/26/2036 (n)		11,082,000	11,077,573
Codelco, Inc. (Republic of Chile), 6.44%, 1/26/2036		800,000	799,680
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)		10,096,000	8,497,065
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032		4,696,000	3,952,280
Corporación Nacional del Cobre de Chile, 5.95%, 1/08/2034 (n)		37,442,000	36,297,589
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		7,360,000	7,006,641
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029 (n)		1,484,000	1,436,141
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		16,094,000	15,574,965
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)		16,339,000	13,699,763
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031		2,358,000	1,977,113
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)		14,126,000	14,028,497
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		17,021,000	16,826,961
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		12,882,000	11,013,235
ENGIE Energía Chile S.A., 3.4%, 1/28/2030		2,551,000	2,180,932
Inversiones CMPC S.A., 6.125%, 2/26/2034 (n)		2,653,000	2,610,656
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)		14,553,000	13,981,714
Mercury Chile Holdco LLC, 6.5%, 1/24/2027		3,509,000	3,371,252
Republic of Chile, 2.55%, 7/27/2033		17,826,000	14,001,511

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chile – continued
Republic of Chile, 3.5%, 1/31/2034		$14,384,000	$12,145,093
Republic of Chile, 5.33%, 1/05/2054		5,413,000	4,908,018
			$301,150,854
China – 1.5%
AIA Group Ltd., 5.375%, 4/05/2034 (n)		$6,171,000	$5,894,312
CCBL (Cayman) 1 Corp. Ltd., 3.5%, 5/16/2024		11,694,000	11,682,189
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 3.25%, 11/13/2024		11,154,000	10,921,997
Huarong Finance II Co. Ltd. (People’s Republic of China), 5.5%, 1/16/2025		4,724,000	4,669,532
Meituan, 2.125%, 10/28/2025 (n)		8,941,000	8,459,021
Meituan, 2.125%, 10/28/2025		2,700,000	2,554,452
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)		18,067,000	17,673,139
Prosus N.V., 3.061%, 7/13/2031 (n)		11,454,000	9,181,320
Tencent Holdings Ltd., 2.88%, 4/22/2031		15,902,000	13,530,834
Weibo Corp., 3.375%, 7/08/2030		27,449,000	23,513,297
			$108,080,093
Colombia – 2.0%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)		$7,710,000	$6,918,679
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)		17,291,000	14,145,693
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030		4,705,000	3,849,140
Republic of Colombia, 3.125%, 4/15/2031		32,443,000	25,072,761
Republic of Colombia, 3.25%, 4/22/2032		21,437,000	16,104,529
Republic of Colombia, 8%, 4/20/2033		6,340,000	6,468,122
Republic of Colombia, 8%, 11/14/2035		23,746,000	23,934,734
Republic of Colombia, 5.2%, 5/15/2049		10,218,000	7,029,808
Republic of Colombia, 8.75%, 11/14/2053		8,856,000	9,125,057
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		22,773,000	19,711,810
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)		6,376,300	6,315,543
			$138,675,876
Costa Rica – 1.8%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031 (n)		$9,385,000	$9,746,323
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031		1,200,000	1,246,200
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		29,172,000	29,524,932
Republic of Costa Rica, 6.55%, 4/03/2034		2,300,000	2,327,826
Republic of Costa Rica, 7%, 4/04/2044		14,075,000	14,275,136
Republic of Costa Rica, 7.158%, 3/12/2045		9,827,000	10,121,922
Republic of Costa Rica, 7.3%, 11/13/2054 (n)		44,671,000	46,465,087
Republic of Costa Rica, 7.3%, 11/13/2054		10,127,000	10,533,723
			$124,241,149
Cote d'Ivoire – 1.5%
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	14,782,000	$14,350,844
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)		23,363,000	20,769,194
Republic of Cote d'Ivoire, 4.875%, 1/30/2032		4,700,000	4,178,197
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		$15,870,000	15,169,657
Republic of Cote d'Ivoire, 7.625%, 1/30/2033		3,200,000	3,058,784
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		24,203,000	23,123,546
Republic of Cote d'Ivoire, 8.25%, 1/30/2037		2,000,000	1,910,800
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	22,183,000	19,792,405
			$102,353,427

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Czech Republic – 1.0%
Czech Republic, 2.75%, 7/23/2029	CZK	268,470,000	$10,591,586
Czech Republic, 5%, 9/30/2030		317,040,000	13,990,857
Czech Republic, 2%, 10/13/2033		675,700,000	23,582,931
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	3,691,000	3,418,170
EP Infrastructure A.S., 1.816%, 3/02/2031		9,725,000	8,262,220
EPH Financing International A.S., 6.651%, 11/13/2028		12,475,000	13,680,615
			$73,526,379
Dominican Republic – 2.6%
Dominican Republic, 5.5%, 2/22/2029 (n)		$17,977,000	$17,081,003
Dominican Republic, 5.5%, 2/22/2029		700,000	665,111
Dominican Republic, 4.5%, 1/30/2030 (n)		7,378,000	6,587,791
Dominican Republic, 4.5%, 1/30/2030		500,000	446,448
Dominican Republic, 7.05%, 2/03/2031 (n)		11,994,000	12,113,916
Dominican Republic, 4.875%, 9/23/2032 (n)		27,009,000	23,632,865
Dominican Republic, 4.875%, 9/23/2032		58,261,000	50,978,352
Dominican Republic, 6%, 2/22/2033 (n)		17,398,000	16,441,110
Dominican Republic, 6%, 2/22/2033		700,000	661,500
Dominican Republic, 5.3%, 1/21/2041 (n)		7,065,000	5,808,236
Dominican Republic, 5.3%, 1/21/2041		11,900,000	9,783,158
Dominican Republic, 5.875%, 1/30/2060		48,532,000	39,520,142
			$183,719,632
Ecuador – 1.6%
Republic of Ecuador, 3.5%, 7/31/2035		$108,956,000	$59,670,811
Republic of Ecuador, 2.5%, 7/31/2040 (n)		2,286,161	1,165,942
Republic of Ecuador, 2.5%, 7/31/2040		99,555,000	50,773,050
			$111,609,803
Egypt – 2.7%
Arab Republic of Egypt, 0%, 6/04/2024	EGP	637,525,000	$13,018,105
Arab Republic of Egypt, 5.875%, 2/16/2031		$26,211,000	20,400,021
Arab Republic of Egypt, 7.625%, 5/29/2032		39,456,000	32,664,044
Arab Republic of Egypt, 7.3%, 9/30/2033		26,245,000	20,961,619
Arab Republic of Egypt, 8.5%, 1/31/2047		62,529,000	47,630,841
Arab Republic of Egypt, 7.903%, 2/21/2048		9,448,000	6,838,463
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		9,028,000	6,979,998
Arab Republic of Egypt, 8.7%, 3/01/2049		13,186,000	10,194,756
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		8,516,000	6,679,269
Arab Republic of Egypt, 8.875%, 5/29/2050		12,775,000	10,019,688
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		15,791,000	10,724,300
Arab Republic of Egypt, 7.5%, 2/16/2061		700,000	475,398
			$186,586,502
El Salvador – 0.2%
Republic of El Salvador, 6.375%, 1/18/2027		$2,257,000	$1,996,633
Republic of El Salvador, 8.625%, 2/28/2029		5,493,000	4,810,160
Republic of El Salvador, 7.65%, 6/15/2035		8,470,000	6,096,048
			$12,902,841
Gabon – 0.1%
Republic of Gabon, 7%, 11/24/2031		$8,016,000	$6,294,003
Ghana – 0.2%
Republic of Ghana, 7.875%, 2/11/2035 (a)(d)		$22,025,000	$10,627,063

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Guatemala – 0.9%
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$12,764,000	$11,916,337
Central American Bottling Corp., 5.25%, 4/27/2029		4,226,000	3,945,349
CT Trust, 5.125%, 2/03/2032 (n)		5,340,000	4,639,765
Energuate Trust, 5.875%, 5/03/2027		16,460,000	15,513,550
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		9,384,000	7,830,977
Millicom International Cellular S.A., 4.5%, 4/27/2031		2,749,000	2,294,049
Republic of Guatemala, 5.25%, 8/10/2029 (n)		2,725,000	2,566,307
Republic of Guatemala, 4.9%, 6/01/2030		2,654,000	2,465,566
Republic of Guatemala, 3.7%, 10/07/2033		18,523,000	14,657,509
			$65,829,409
Hungary – 2.1%
Hungarian Development Bank PLC, 6.5%, 6/29/2028		$2,500,000	$2,512,500
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		14,288,000	14,257,881
Magyar Export-Import Bank PLC (Republic of Hungary), 6%, 5/16/2029	EUR	15,878,000	17,707,536
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 0.875%, 11/18/2027		17,200,000	15,923,699
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		$17,644,000	17,179,963
Republic of Hungary, 6.125%, 5/22/2028 (n)		6,025,000	6,084,286
Republic of Hungary, 5.25%, 6/16/2029 (n)		12,477,000	12,076,239
Republic of Hungary, 6.25%, 9/22/2032 (n)		8,872,000	8,938,540
Republic of Hungary, 5.5%, 6/16/2034 (n)		28,898,000	27,467,549
Republic of Hungary, 5.5%, 6/16/2034		1,200,000	1,140,600
Republic of Hungary, 5.5%, 3/26/2036 (n)		22,486,000	20,968,195
Republic of Hungary, 5.5%, 3/26/2036		700,000	652,750
Republic of Hungary, 6.75%, 9/25/2052 (n)		5,061,000	5,196,088
			$150,105,826
India – 3.5%
Republic of India, 7.18%, 8/14/2033	INR	1,386,900,000	$16,530,400
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030		$15,410,000	12,714,638
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031		6,986,000	5,507,635
Adani Ports & Special Economic Zone Ltd., 4.375%, 7/03/2029		8,987,000	7,760,623
Adani Transmission Ltd., 4%, 8/03/2026		5,520,000	5,138,618
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		11,973,605	9,704,385
Adani Transmission Ltd., 4.25%, 5/21/2036		13,814,430	11,196,340
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		5,293,356	4,713,733
Azure Power Energy Ltd., 3.575%, 8/19/2026		10,698,612	9,527,114
Export-Import Bank of India, 3.25%, 1/15/2030		7,705,000	6,775,340
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		28,790,000	23,205,590
Export-Import Bank of India, 2.25%, 1/13/2031		6,640,000	5,352,036
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		24,690,000	24,188,749
Export-Import Bank of India, 5.5%, 1/18/2033		700,000	685,789
Greenko Power II Ltd. (Republic of India), 4.3%, 12/13/2028 (n)		6,772,500	6,029,803
Greenko Wind Projects (Mauritius) Ltd., 5.5%, 4/06/2025 (n)		9,841,000	9,656,224
Greenko Wind Projects (Mauritius) Ltd., 5.5%, 4/06/2025		700,000	686,857
Indian Railway Finance Corp., 3.249%, 2/13/2030		6,000,000	5,225,905
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		19,986,000	16,536,766
Indian Railway Finance Corp., 2.8%, 2/10/2031		12,993,000	10,750,636
IRB Infrastructure Developers Ltd., 7.11%, 3/11/2032 (n)		14,357,000	14,163,181
JSW Hydro Energy Ltd., 4.125%, 5/18/2031		12,194,945	10,627,895
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)		10,429,000	9,589,803
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030 (n)		3,565,000	3,173,779
Shriram Transport Finance Co. Ltd., 6.625%, 4/22/2027 (n)		14,000,000	13,891,887
Shriram Transport Finance Co. Ltd., 6.625%, 4/22/2027		1,600,000	1,587,644
			$244,921,370

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Indonesia – 2.1%
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)		$1,917,000	$1,837,576
Listrindo Capital B.V., 4.95%, 9/14/2026		15,062,000	14,437,963
Medco Maple Tree Pte. Ltd., 8.96%, 4/27/2029 (n)		10,519,000	10,749,019
Perusahaan Penerbit SBSN Indonesia III, 2.8%, 6/23/2030 (n)		6,556,000	5,665,693
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		6,828,000	5,761,103
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032		9,588,000	8,000,470
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052		13,019,000	9,981,069
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049 (n)		6,353,000	5,046,133
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049		2,800,000	2,224,016
Republic of Indonesia, 3.55%, 3/31/2032		12,322,000	10,748,686
Republic of Indonesia, 4.7%, 6/06/2032 (n)		7,054,000	6,674,405
Republic of Indonesia, 4.65%, 9/20/2032		10,670,000	10,022,637
Republic of Indonesia, 4.85%, 1/11/2033		20,804,000	19,866,089
Republic of Indonesia, 1.1%, 3/12/2033	EUR	12,950,000	10,831,619
Republic of Indonesia, 4.35%, 1/11/2048		$3,548,000	2,899,376
Republic of Indonesia, 5.45%, 9/20/2052		4,363,000	4,145,507
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		9,475,083	9,343,123
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		7,171,497	7,071,619
			$145,306,103
Israel – 0.3%
Teva Pharmaceutical Finance Netherlands III B.V., 7.875%, 9/15/2029		$10,428,000	$10,948,114
Teva Pharmaceutical Finance Netherlands III B.V., 8.125%, 9/15/2031		6,224,000	6,716,673
			$17,664,787
Jamaica – 0.1%
Government of Jamaica, 7.875%, 7/28/2045		$9,050,000	$10,350,904
Jordan – 0.1%
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047		$8,177,000	$6,956,583
Kazakhstan – 1.7%
Development Bank of Kazakhstan, 5.5%, 4/15/2027 (n)		$18,101,000	$17,919,990
Development Bank of Kazakhstan JSC, 2.95%, 5/06/2031		4,691,000	3,865,384
KazMunayGas National Co., JSC (Republic of Kazakhstan), 3.5%, 4/14/2033		8,220,000	6,562,010
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.75%, 4/19/2047		15,581,000	12,867,195
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		43,670,000	38,793,196
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		6,227,000	5,801,073
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		22,173,000	20,866,700
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		17,232,000	13,721,842
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030		2,400,000	1,911,120
			$122,308,510
Kenya – 0.3%
Republic of Kenya, 8%, 5/22/2032		$21,590,000	$19,700,875
Kuwait – 0.2%
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR - 1 day + 1.05%) to 9/15/2027 (n)		$13,971,000	$12,660,939
Macau – 0.4%
Sands China Ltd., 3.25%, 8/08/2031		$16,731,000	$13,665,606
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		7,923,000	7,307,597
Wynn Macau Ltd., 5.125%, 12/15/2029		11,749,000	10,375,006
			$31,348,209

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Malaysia – 0.3%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		$15,529,000	$12,966,192
PETRONAS Capital Ltd. (Federation of Malaysia), 3.404%, 4/28/2061		14,598,000	9,262,349
			$22,228,541
Mexico – 7.6%
Banco Mercantil del Norte S.A., 6.625% to 1/24/2032, FLR (CMT - 10yr. + 5.034%) to 1/24/2171		$9,954,000	$8,771,367
Banco Mercantil del Norte S.A., 7.625% to 1/10/2028, FLR (CMT - 10yr. + 5.353%) to 10/06/2171		8,445,000	8,235,111
BBVA Bancomer S.A., 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)		12,140,000	12,534,076
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		10,018,000	10,149,366
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039		1,300,000	1,317,047
Becle S.A.B. de C.V., 2.5%, 10/14/2031		8,246,000	6,359,315
Bimbo Bakeries USA, Inc., 6.05%, 1/15/2029 (n)		9,673,000	9,817,960
Bimbo Bakeries USA, Inc., 5.375%, 1/09/2036 (n)		13,996,000	13,382,629
Bimbo Bakeries USA, Inc., 5.375%, 1/09/2036		700,000	669,323
Buffalo Energy Mexico Holdings S.A. de C.V., 7.875%, 2/15/2039 (n)		12,961,000	13,573,420
Comision Federal de Electricidad (United Mexican States), 4.688%, 5/15/2029 (n)		13,392,000	12,317,133
Comision Federal de Electricidad (United Mexican States), 4.688%, 5/15/2029		700,000	643,817
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		15,023,000	14,272,180
Electricidad Firme de Mexico Holdings S.A. de C.V., 4.9%, 11/20/2026		700,000	665,015
GCC S.A.B de C.V., 3.614%, 4/20/2032 (n)		11,662,000	9,858,999
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048 (n)		9,897,000	7,342,584
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		14,616,000	10,843,610
Petroleos Mexicanos, 6.49%, 1/23/2027		11,015,000	10,329,877
Petroleos Mexicanos, 8.75%, 6/02/2029		7,965,000	7,691,522
Petroleos Mexicanos, 6.84%, 1/23/2030		25,451,000	22,058,613
Petroleos Mexicanos, 5.95%, 1/28/2031		57,134,000	45,079,709
Petroleos Mexicanos, 6.7%, 2/16/2032		39,908,000	32,633,175
Petroleos Mexicanos, 6.75%, 9/21/2047		27,584,000	17,610,740
Petroleos Mexicanos, 7.69%, 1/23/2050		72,757,000	50,654,617
Petroleos Mexicanos, 6.95%, 1/28/2060		38,063,000	24,220,633
United Mexican States, 5.75%, 3/05/2026	MXN	188,400,000	10,089,352
United Mexican States, 7.5%, 6/03/2027		245,900,000	13,283,043
United Mexican States, 8.5%, 5/31/2029		529,100,000	28,964,254
United Mexican States, 7.75%, 5/29/2031		427,300,000	22,093,910
United Mexican States, 7.5%, 5/26/2033		185,300,000	9,220,354
United Mexican States, 1.45%, 10/25/2033	EUR	8,004,000	6,566,240
United Mexican States, 3.5%, 2/12/2034		$17,320,000	13,866,856
United Mexican States, 6.35%, 2/09/2035		6,266,000	6,226,981
United Mexican States, 8%, 5/24/2035	MXN	140,400,000	7,104,601
United Mexican States, 6%, 5/07/2036		$23,480,000	22,606,185
United Mexican States, 6.338%, 5/04/2053		30,909,000	28,752,515
United Mexican States, 6.4%, 5/07/2054		15,963,000	15,006,728
			$534,812,857
Morocco – 1.3%
Kingdom of Morocco, 5.95%, 3/08/2028 (n)		$3,413,000	$3,385,007
Kingdom of Morocco, 5.95%, 3/08/2028		700,000	694,259
Kingdom of Morocco, 3%, 12/15/2032		12,206,000	9,505,422
Kingdom of Morocco, 6.5%, 9/08/2033 (n)		17,790,000	17,796,404
Kingdom of Morocco, 6.5%, 9/08/2033		1,400,000	1,400,504
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		27,122,000	26,647,365
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051		12,964,000	9,336,932
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 7.5%, 5/02/2054 (n)		25,059,000	24,307,230
			$93,073,123

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Nigeria – 2.1%
Federal Republic of Nigeria, 6.125%, 9/28/2028 (n)	$12,982,000	$11,424,160
Federal Republic of Nigeria, 6.125%, 9/28/2028	700,000	616,000
Federal Republic of Nigeria, 7.875%, 2/16/2032	37,317,000	32,617,894
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)	22,438,000	18,607,833
Federal Republic of Nigeria, 7.375%, 9/28/2033	49,128,000	40,741,851
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)	336,000	264,251
Federal Republic of Nigeria, 7.696%, 2/23/2038	38,416,000	30,212,647
Federal Republic of Nigeria, 7.625%, 11/28/2047	9,873,000	7,308,686
Federal Republic of Nigeria, 9.248%, 1/21/2049	500,000	444,216
Federal Republic of Nigeria, 8.25%, 9/28/2051	4,938,000	3,864,281
		$146,101,819
Oman – 3.5%
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)	$16,730,000	$16,458,974
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031	5,850,000	5,755,230
Sultanate of Oman, 6.5%, 3/08/2047	35,474,000	34,409,780
Sultanate of Oman, 6.75%, 1/17/2048 (n)	200,000	197,692
Sultanate of Oman, 6.75%, 1/17/2048	93,977,000	92,892,505
Sultanate of Oman, 7%, 1/25/2051 (n)	15,943,000	16,245,853
Sultanate of Oman, 7%, 1/25/2051	79,328,000	80,834,915
		$246,794,949
Pakistan – 0.3%
Islamic Republic of Pakistan, 6.875%, 12/05/2027	$15,015,000	$12,878,366
Islamic Republic of Pakistan, 7.375%, 4/08/2031	14,781,000	11,698,570
		$24,576,936
Panama – 1.6%
Banco General S.A., 5.25% to 5/07/2031, FLR (CMT - 10yr. + 3.665%) to 5/07/2071 (n)	$2,190,000	$1,834,125
Panama Canal Railway Co., 7%, 11/01/2026	1,919,538	1,940,653
Panama Canal Railway Co., 7%, 11/01/2026 (n)	380,970	385,161
Republic of Panama, 3.362%, 6/30/2031 (n)	7,655,000	5,924,970
Republic of Panama, 2.252%, 9/29/2032	24,505,000	16,928,093
Republic of Panama, 3.298%, 1/19/2033	14,166,000	10,550,025
Republic of Panama, 6.375%, 7/25/2033 (n)	7,770,000	7,055,160
Republic of Panama, 6.875%, 1/31/2036	5,370,000	5,053,450
Republic of Panama, 8%, 3/01/2038	42,946,000	43,731,340
Republic of Panama, 6.853%, 3/28/2054	13,876,000	12,062,950
Republic of Panama, 4.5%, 1/19/2063	15,518,000	9,457,821
		$114,923,748
Paraguay – 2.1%
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)	$6,079,000	$5,713,952
Republic of Paraguay, 4.95%, 4/28/2031	10,877,000	10,202,626
Republic of Paraguay, 3.849%, 6/28/2033	25,903,000	21,855,656
Republic of Paraguay, 5.85%, 8/21/2033 (n)	5,512,000	5,327,348
Republic of Paraguay, 5.85%, 8/21/2033	700,000	676,550
Republic of Paraguay, 6%, 2/09/2036 (n)	12,361,000	12,021,691
Republic of Paraguay, 6%, 2/09/2036	800,000	778,040
Republic of Paraguay, 5.6%, 3/13/2048	31,683,000	27,247,380
Republic of Paraguay, 5.4%, 3/30/2050	65,851,000	54,820,958
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027	8,797,000	8,672,434
		$147,316,635

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Peru – 0.7%
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029 (n)		$25,080,000	$24,879,360
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024		56,277	56,277
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024 (n)		3,425	3,425
Peru LNG, 5.375%, 3/22/2030		9,848,000	8,405,317
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		18,685,000	15,900,933
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (a)		700,000	595,700
			$49,841,012
Philippines – 0.5%
Republic of Philippines, 3.556%, 9/29/2032		$8,054,000	$6,986,333
Republic of Philippines, 5.609%, 4/13/2033		9,998,000	10,059,479
Republic of Philippines, 1.2%, 4/28/2033	EUR	7,755,000	6,577,214
Republic of Philippines, 5%, 7/17/2033		$7,159,000	6,916,584
Republic of Philippines, 1.75%, 4/28/2041	EUR	6,551,000	4,914,416
			$35,454,026
Poland – 1.3%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		$14,118,000	$14,495,515
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028		800,000	821,392
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		9,601,000	9,282,592
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		22,094,000	19,360,882
Republic of Poland, 4.625%, 3/18/2029		13,648,000	13,250,707
Republic of Poland, 5.125%, 9/18/2034		19,593,000	18,800,463
Republic of Poland, 5.5%, 3/18/2054		13,893,000	13,026,355
			$89,037,906
Qatar – 0.9%
Qatar Petroleum, 2.25%, 7/12/2031 (n)		$6,230,000	$5,060,629
Qatar Petroleum, 3.125%, 7/12/2041		10,837,000	7,738,615
Qatar Petroleum, 3.3%, 7/12/2051		13,236,000	8,795,931
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		12,778,000	11,832,453
State of Qatar, 4.817%, 3/14/2049 (n)		15,461,000	13,655,774
State of Qatar, 4.817%, 3/14/2049		17,800,000	15,721,672
			$62,805,074
Republic of Moldova – 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$16,638,000	$13,470,125
Romania – 2.3%
Republic of Romania, 5.25%, 11/25/2027 (n)		$18,434,000	$17,857,937
Republic of Romania, 5.25%, 11/25/2027		800,000	775,000
Republic of Romania, 6.625%, 2/17/2028 (n)		16,040,000	16,224,460
Republic of Romania, 6.625%, 2/17/2028		1,000,000	1,011,500
Republic of Romania, 5.5%, 9/18/2028 (n)	EUR	19,939,000	21,750,665
Republic of Romania, 5.875%, 1/30/2029 (n)		$11,260,000	11,017,910
Republic of Romania, 5.875%, 1/30/2029		1,200,000	1,174,200
Republic of Romania, 2.124%, 7/16/2031	EUR	7,170,000	6,152,529
Republic of Romania, 2%, 1/28/2032		8,286,000	6,913,815
Republic of Romania, 2%, 1/28/2032 (n)		7,236,000	6,037,698
Republic of Romania, 3.625%, 3/27/2032		$6,062,000	5,013,274
Republic of Romania, 7.125%, 1/17/2033 (n)		10,940,000	11,288,111
Republic of Romania, 7.125%, 1/17/2033		10,448,000	10,780,455
Republic of Romania, 6.375%, 1/30/2034 (n)		10,284,000	10,047,468
Republic of Romania, 6%, 5/25/2034 (n)		6,442,000	6,155,331
Republic of Romania, 5.625%, 2/22/2036	EUR	700,000	735,744
Republic of Romania, 5.625%, 2/22/2036 (n)		18,509,000	19,454,113

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Romania – continued
Republic of Romania, 2.75%, 4/14/2041 (n)	EUR	9,965,000	$6,967,400
			$159,357,610
Saudi Arabia – 3.2%
BSF Finance, 5.5%, 11/23/2027		$12,622,000	$12,606,223
GACI First Investment Co. (Kingdom of Saudi Arabia), 4.875%, 2/14/2035		10,654,000	9,807,710
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.375%, 1/29/2054		1,400,000	1,183,568
Kingdom of Saudi Arabia, 4.875%, 7/18/2033 (n)		10,132,000	9,697,722
Kingdom of Saudi Arabia, 5%, 1/16/2034 (n)		27,236,000	26,214,650
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		42,629,000	34,898,231
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		18,135,000	11,359,764
Kingdom of Saudi Arabia, 5%, 1/18/2053 (n)		18,334,000	15,470,963
Kingdom of Saudi Arabia, 5%, 1/18/2053		16,121,000	13,603,545
Kingdom of Saudi Arabia, 5.75%, 1/16/2054 (n)		27,723,000	25,851,697
Kingdom of Saudi Arabia, 5.75%, 1/16/2054		700,000	652,750
Kingdom of Saudi Arabia, 3.75%, 1/21/2055		8,508,000	5,742,900
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 2.694%, 6/17/2031 (n)		6,912,000	5,790,182
Saudi Arabian Oil Co., 3.5%, 4/16/2029		8,281,000	7,599,971
Saudi Arabian Oil Co., 2.25%, 11/24/2030 (n)		10,137,000	8,327,221
Saudi Arabian Oil Co., 2.25%, 11/24/2030		8,050,000	6,612,817
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		3,926,000	3,307,427
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 10/26/2046		35,293,000	28,619,094
			$227,346,435
Serbia – 0.6%
Republic of Serbia, 6.25%, 5/26/2028 (n)		$12,636,000	$12,628,065
Republic of Serbia, 6.25%, 5/26/2028		2,100,000	2,098,681
Republic of Serbia, 1.5%, 6/26/2029	EUR	7,766,000	6,930,408
Republic of Serbia, 1.65%, 3/03/2033		13,464,000	10,590,372
Republic of Serbia, 6.5%, 9/26/2033 (n)		$9,549,000	9,525,127
Republic of Serbia, 6.5%, 9/26/2033		1,400,000	1,396,500
			$43,169,153
Singapore – 0.8%
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030 (n)		$3,036,000	$2,873,866
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030		1,440,000	1,363,098
Oversea-Chinese Banking Corp. Ltd., 4.602% to 6/15/2027, FLR (CMT - 5yr. + 1.575%) to 6/15/2032		10,430,000	10,105,905
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		18,169,000	16,592,398
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 1yr. + 1.23%) to 10/14/2031		700,000	639,258
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032 (n)		9,368,000	8,822,981
Vena Energy Capital Pte Ltd., 3.133%, 2/26/2025		16,803,000	16,352,887
			$56,750,393
Slovakia – 0.2%
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	12,994,000	$12,097,416
Slovenia – 0.2%
United Group B.V., 3.625%, 2/15/2028	EUR	6,638,000	$6,605,902
United Group B.V., 6.75%, 2/15/2031		700,000	764,603
United Group B.V., 6.75%, 2/15/2031 (n)		9,100,000	9,939,843
			$17,310,348
South Africa – 1.6%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		$33,683,000	$33,460,692
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		13,854,000	13,075,267
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		9,560,024	7,074,418

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
South Africa – continued
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026		$368,260	$272,512
Republic of South Africa, 5.75%, 9/30/2049		50,375,000	35,554,675
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		26,762,000	22,242,862
			$111,680,426
Sri Lanka – 0.9%
Republic of Sri Lanka, 6.2%, 5/11/2027 (a)(d)		$6,502,000	$3,674,718
Republic of Sri Lanka, 6.75%, 4/18/2028 (a)(d)		6,247,000	3,531,764
Republic of Sri Lanka, 7.85%, 3/14/2029 (a)(d)		19,900,000	11,176,108
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)(d)		73,915,000	41,324,020
			$59,706,610
Thailand – 0.4%
Bangkok Bank Public Co. Ltd., 5.5%, 9/21/2033		$16,201,000	$15,789,833
Bangkok Bank Public Co. Ltd., 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034		8,337,000	7,245,835
Kasikornbank PLC (Hong Kong Branch), 3.343%, 10/02/2031		7,132,000	6,585,741
			$29,621,409
Turkey – 4.4%
Republic of Turkey, 5.6%, 11/14/2024		$4,879,000	$4,872,901
Republic of Turkey, 4.25%, 3/13/2025		18,396,000	18,129,258
Republic of Turkey, 5.125%, 2/17/2028		14,002,000	13,214,388
Republic of Turkey, 8.509%, 1/14/2029 (n)		14,229,000	14,960,371
Republic of Turkey, 8.509%, 1/14/2029		700,000	735,980
Republic of Turkey, 5.25%, 3/13/2030		33,568,000	30,127,280
Republic of Turkey, 5.875%, 5/21/2030	EUR	25,143,000	26,866,164
Republic of Turkey, 5.95%, 1/15/2031		$25,093,000	22,929,983
Republic of Turkey, 5.875%, 6/26/2031		47,490,000	43,037,812
Republic of Turkey, 7.625%, 5/15/2034		22,899,000	22,607,038
Republic of Turkey, 6%, 1/14/2041		25,427,000	20,440,765
Republic of Turkey, 5.75%, 5/11/2047		53,706,000	39,675,307
Sisecam UK PLC, 8.625%, 5/02/2032 (n)(w)		17,018,000	17,242,638
Turkiye Ihracat Kredi Bankasi A.S., 7.5%, 2/06/2028 (n)		19,962,000	19,890,137
Turkiye Ihracat Kredi Bankasi A.S. (Repiblic of Turkey), 7.5%, 2/06/2028		700,000	697,480
WE Soda Investments Holding PLC, 9.375%, 2/14/2031 (n)		13,242,000	13,473,735
WE Soda Investments Holding PLC, 9.375%, 2/14/2031		700,000	712,250
			$309,613,487
Ukraine – 0.7%
Government of Ukraine, 7.75% (7.75% Cash or 7.75% PIK), 9/01/2029 (a)(p)		$5,310,000	$1,481,490
Government of Ukraine, 6.876% (6.876% Cash or 6.876% PIK), 5/21/2031 (a)(n)(p)		14,057,000	3,503,004
Government of Ukraine, 6.876% (6.876% Cash or 6.876% PIK), 5/21/2031 (a)(p)		12,407,000	3,091,824
Government of Ukraine, 7.375% (7.375% Cash or 7.375% PIK), 9/25/2034 (a)		45,967,000	11,358,446
Government of Ukraine, 7.253% (7.253% Cash or 7.253% PIK), 3/15/2035 (a)(n)(p)		24,720,000	6,066,288
Government of Ukraine, 7.253% (7.253% Cash or 7.253% PIK), 3/15/2035 (a)(p)		24,659,000	6,051,319
Government of Ukraine, GDP Linked Bond, 7.75%, 8/01/2041 (a)		27,326,000	14,277,835
NPC Ukrenergo (Government of Ukraine), 6.875%, 11/09/2028 (a)(n)		12,598,000	4,598,270
			$50,428,476
United Arab Emirates – 2.9%
Abu Dhabi Commercial Bank PJSC, 3.5%, 3/31/2027		$12,095,000	$11,425,179
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		22,988,000	19,781,174
Abu Dhabi Development Holding Co. PJSC, 5.375%, 5/08/2029 (n)(w)		14,728,000	14,649,794
Abu Dhabi Development Holding Co. PJSC, 5.5%, 5/08/2034 (n)(w)		25,198,000	25,073,774
Abu Dhabi National Energy Co. PJSC, 4.696%, 4/24/2033 (n)		9,462,000	8,962,709
Abu Dhabi National Energy Co. PJSC, 4.696%, 4/24/2033		700,000	663,062

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
United Arab Emirates – continued
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)		$9,533,000	$8,662,065
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028		1,000,000	908,640
DAE Sukuk DIFC Ltd., 3.75%, 2/15/2026 (n)		12,641,000	12,140,164
Emirate of Sharjah, 6.125%, 3/06/2036 (n)		6,816,000	6,628,560
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035 (n)		4,748,000	4,339,197
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035		2,400,000	2,193,360
First Abu Dhabi Bank PJSC, 6.32% to 4/04/2029, FLR (CMT - 5yr. + 1.7%) to 4/04/2034		22,669,000	22,842,191
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)		7,714,000	6,050,695
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036		8,494,000	6,662,510
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040 (n)		19,833,963	15,186,723
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040		2,197,872	1,682,895
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040		8,626,000	6,227,032
MDGH - GMTN RSC Ltd. (United Arab Emirates), 5.5%, 4/28/2033 (n)		3,345,000	3,350,018
National Central Cooling Co., PJSC (United Arab Emirates), 2.5%, 10/21/2027		6,892,000	6,151,110
Sweihan PV Power Co. PJSC (United Arab Emirates), 3.625%, 1/31/2049 (n)		12,899,220	10,154,240
Sweihan PV Power Co. PJSC (United Arab Emirates), 3.625%, 1/31/2049		8,647,888	6,807,600
			$200,542,692
United States – 2.1%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		$16,813,000	$14,002,198
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033		10,092,000	9,651,706
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)		33,426,000	29,121,097
U.S. Treasury Bonds, 2.5%, 2/15/2046		95,683,600	64,874,228
U.S. Treasury Notes, 3.875%, 9/30/2029		9,911,000	9,509,914
U.S. Treasury Notes, 2.75%, 8/15/2032		23,189,000	20,108,305
			$147,267,448
Uruguay – 1.1%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	405,016,000	$10,331,502
Oriental Republic of Uruguay, 8.25%, 5/21/2031		289,221,000	7,157,887
Oriental Republic of Uruguay, 9.75%, 7/20/2033		684,397,000	18,572,856
Oriental Republic of Uruguay, 5.75%, 10/28/2034		$16,654,000	17,038,426
Oriental Republic of Uruguay, 4.975%, 4/20/2055		19,889,000	17,503,314
Oriental Republic of Uruguay, Inflation Linked Bond, 3.875%, 7/02/2040	UYU	284,284,090	7,988,636
			$78,592,621
Uzbekistan – 1.1%
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		$5,226,000	$5,016,960
National Bank of Uzbekistan, 4.85%, 10/21/2025		13,512,000	12,923,147
Republic of Uzbekistan, 7.85%, 10/12/2028 (n)		12,713,000	13,005,399
Republic of Uzbekistan, 7.85%, 10/12/2028		700,000	716,100
Republic of Uzbekistan, 5.375%, 2/20/2029		14,136,000	12,932,178
Republic of Uzbekistan, 3.7%, 11/25/2030 (n)		8,936,000	7,219,841
Republic of Uzbekistan, 3.9%, 10/19/2031		16,911,000	13,460,818
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)		13,746,000	11,491,656
			$76,766,099
Venezuela – 0.5%
Republic of Venezuela, 9%, 5/07/2023 (a)(d)		$10,104,000	$1,917,458
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)		17,593,000	3,109,067
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)		33,488,000	5,869,286
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)		39,087,000	8,200,452
Republic of Venezuela, 9.375%, 1/13/2034 (a)(d)		1,253,000	250,607
Republic of Venezuela, 7%, 3/31/2038 (a)(d)		74,897,500	12,331,108
			$31,677,978

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Vietnam – 0.5%
Socialist Republic of Vietnam, 4.8%, 11/19/2024	$36,408,000	$36,061,260
Zambia – 0.6%
Republic of Zambia, 8.97%, 7/30/2027 (a)(d)	$57,394,000	$41,957,310
Total Bonds		$6,254,734,417
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Equity ETFs – 0.0%
iShares MSCI Emerging Markets ETF – June 2024 @ $34	Put	Goldman Sachs International	$51,237,500	12,500	$262,500
iShares MSCI Emerging Markets ETF – September 2024 @ $35	Put	Goldman Sachs International	67,014,551	16,349	359,678
iShares MSCI Emerging Markets ETF – January 2025 @ $37	Put	Goldman Sachs International	67,949,123	16,577	1,326,160
					$1,948,338
Issuer	Shares/Par
Investment Companies (h) – 10.4%
Money Market Funds – 10.4%
MFS Institutional Money Market Portfolio, 5.38% (v)	729,526,591	$729,526,591

Other Assets, Less Liabilities – 0.4%		26,461,369
Net Assets – 100.0%		$7,012,670,715
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $729,526,591 and $6,256,682,755, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,010,522,727, representing 28.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CAD	Canadian Dollar
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
INR	Indian Rupee
MXN	Mexican Peso
TRY	Turkish Lira
UYU	Uruguayan Peso

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 4/30/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	21,839	USD	15,871	State Street Bank Corp.	7/19/2024	$14
CZK	13,456,765	USD	570,050	Merrill Lynch International	7/19/2024	1,196
TRY	222,296,745	USD	6,211,100	Citibank N.A.	7/19/2024	123,277
TRY	219,168,787	USD	6,046,035	JPMorgan Chase Bank N.A.	7/19/2024	199,210
TRY	226,009,406	USD	6,364,881	Morgan Stanley Capital Services, Inc.	7/19/2024	75,289
USD	54,773,599	BRL	272,233,001	Barclays Bank PLC	5/03/2024	2,346,490
USD	6,891,057	BRL	35,926,527	Barclays Bank PLC	7/02/2024	13,263
USD	7,289,331	BRL	37,698,962	BNP Paribas S.A.	5/03/2024	29,199
USD	78,672,485	BRL	407,024,517	Citibank N.A.	5/03/2024	286,990
USD	67,258,570	BRL	349,845,454	Citibank N.A.	7/02/2024	283,959
USD	13,357,566	BRL	67,733,787	Goldman Sachs International	5/03/2024	313,275
USD	13,818,377	BRL	69,125,048	Goldman Sachs International	5/21/2024	528,335
USD	5,453,954	BRL	28,309,566	Goldman Sachs International	7/02/2024	34,355
USD	6,614,780	BRL	33,073,241	Merrill Lynch International	5/03/2024	245,478
USD	3,107,833	BRL	15,592,000	Morgan Stanley Capital Services, Inc.	5/03/2024	105,099
USD	20,178,516	EUR	18,703,333	BNP Paribas S.A.	7/19/2024	152,217
USD	783,089	EUR	728,525	JPMorgan Chase Bank N.A.	7/19/2024	3,032
USD	4,407,609	EUR	4,104,504	State Street Bank Corp.	7/19/2024	12,777
USD	13,043,603	MXN	217,969,304	BNP Paribas S.A.	7/19/2024	474,417
USD	19,537,560	MXN	334,918,310	Goldman Sachs International	7/19/2024	224,516
USD	28,288,886	MXN	471,442,377	Morgan Stanley Capital Services, Inc.	7/19/2024	1,103,191
						$6,555,579
Liability Derivatives
BRL	272,233,001	USD	52,637,960	Barclays Bank PLC	5/03/2024	$(210,852)
BRL	37,698,961	USD	7,570,163	BNP Paribas S.A.	5/03/2024	(310,031)
BRL	407,024,517	USD	78,698,130	Citibank N.A.	5/03/2024	(312,636)
BRL	79,764,787	USD	15,624,018	Goldman Sachs International	5/03/2024	(262,776)
BRL	33,073,241	USD	6,394,919	Merrill Lynch International	5/03/2024	(25,616)
BRL	15,592,000	USD	3,014,811	Morgan Stanley Capital Services, Inc.	5/03/2024	(12,076)
CZK	15,904,148	USD	681,041	Citibank N.A.	7/19/2024	(5,902)
USD	2,308,150	BRL	12,031,000	Goldman Sachs International	5/03/2024	(8,801)
USD	50,513,503	CZK	1,193,845,502	Barclays Bank PLC	7/19/2024	(165,862)
USD	2,740,532	EUR	2,564,138	HSBC Bank	7/19/2024	(4,978)
USD	7,588,818	EUR	7,100,170	NatWest Markets PLC	7/19/2024	(13,577)
USD	349,270,378	EUR	326,997,897	State Street Bank Corp.	7/19/2024	(857,455)
USD	3,415,056	MXN	59,422,156	Citibank N.A.	7/19/2024	(11,519)
USD	5,414,738	MXN	94,157,805	Goldman Sachs International	7/19/2024	(14,866)
USD	9,994,074	MXN	176,058,221	JPMorgan Chase Bank N.A.	7/19/2024	(158,312)
USD	7,697,084	MXN	134,290,746	Merrill Lynch International	7/19/2024	(46,783)
						$(2,422,042)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	1,101	$125,307,563	June – 2024	$(5,336,752)
U.S. Treasury Note 10 yr	Long	USD	1,258	135,156,375	June – 2024	(3,183,666)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Note 5 yr	Long	USD	1,948	$204,037,782	June – 2024	$(3,856,710)
U.S. Treasury Ultra Bond 30 yr	Long	USD	226	27,021,125	June – 2024	(1,715,287)
U.S. Treasury Ultra Note 10 yr	Long	USD	595	65,580,156	June – 2024	(2,112,580)
						$(16,204,995)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/24	USD	20,027,000	Barclays Bank PLC	(1)	1.00%/Quarterly	$(35,500)	$(83,179)	$(118,679)
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Korea, 2.75%, 1/19/2027.
At April 30, 2024, the fund had cash collateral of $140,000 and other liquid securities with an aggregate value of $14,233,829 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,685,838	$262,500	$—	$1,948,338
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	123,613,544	—	123,613,544
Non - U.S. Sovereign Debt	—	4,888,837,766	—	4,888,837,766
U.S. Corporate Bonds	—	23,653,904	—	23,653,904
Foreign Bonds	—	1,218,629,203	—	1,218,629,203
Mutual Funds	729,526,591	—	—	729,526,591
Total	$731,212,429	$6,254,996,917	$—	$6,986,209,346
Other Financial Instruments
Futures Contracts – Liabilities	$(16,204,995)	$—	$—	$(16,204,995)
Forward Foreign Currency Exchange Contracts – Assets	—	6,555,579	—	6,555,579
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,422,042)	—	(2,422,042)
Swap Agreements – Liabilities	—	(118,679)	—	(118,679)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$453,008,682	$1,352,390,641	$1,075,842,965	$(70,519)	$40,752	$729,526,591
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$24,216,711	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2024, are as follows:
United States	11.4%
Mexico	7.8%
Brazil	5.0%
Turkey	4.5%
Chile	4.4%
Oman	3.6%
India	3.6%
Saudi Arabia	3.3%
United Arab Emirates	2.9%
Other Countries	53.5%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Supplemental Information (unaudited) – continued
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.